Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Summary of remaining contractual maturities for borrowings and derivative financial instruments

AT 31 DECEMBER 2023		Contractual cash flow (including interest)
	Carrying	Within					More than
	amount	1 year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm
Borrowings
Fixed rate borrowings	(6,136)	(1,174)	(762)	(764)	(538)	(792)	(3,037)	(7,067)
Floating rate borrowings	(220)	(220)	-	-	-	-	-	(220)
Lease liabilities	(141)	(66)	(45)	(17)	(12)	(6)	(28)	(174)
	(6,497)
Derivative financial liabilities
Cash inflows		621	92	14	3	-	-	730
Cash outflows		(632)	(94)	(14)	(3)	-	-	(743)
Forward foreign exchange contracts	(16)	(11)	(2)	-	-	-	-	(13)
Interest rate derivatives	(104)	(35)	(17)	(13)	(13)	(14)	(27)	(119)
Cross-currency interest rate swaps	(27)	(34)	(539)	-	-	-	-	(573)
	(147)
Derivative financial assets
Cash inflows		1,149	364	199	30	-	-	1,742
Cash outflows		(1,111)	(339)	(186)	(29)	-	-	(1,665)
Forward foreign exchange contracts	62	38	25	13	1	-	-	77
Interest rate derivatives	19	-	4	6	5	4	19	38
Cross-currency interest rate swaps	-	7	527	-	-	-	-	534
	81
Total	(6,563)	(1,495)	(809)	(775)	(557)	(808)	(3,073)	(7,517)

17 Financial instruments (continued)

AT 31 DECEMBER 2024		Contractual cash flow (including interest)
	Carrying amount GBPm	Within 1 year GBPm	1-2 years GBPm	2-3 years GBPm	3-4 years GBPm	4-5 years GBPm	More than 5 years GBPm	Total GBPm
Borrowings
Fixed rate borrowings	(5,679)	(763)	(756)	(541)	(783)	(862)	(2,979)	(6,684)
Floating rate borrowings	(762)	(762)	-	-	-	-	-	(762)
Lease liabilities	(103)	(43)	(28)	(19)	(10)	(4)	(27)	(131)
	(6,544)
Derivative financial liabilities
Cash inflows		1,560	180	124	17	-	-	1,881
Cash outflows		(1,575)	(184)	(126)	(17)	-	-	(1,902)
Forward foreign exchange contracts	(23)	(15)	(4)	(2)	-	-	-	(21)
Interest rate derivatives	(119)	(25)	(22)	(22)	(22)	(22)	(22)	(135)
Cross-currency interest rate swaps	(43)	(550)	-	-	-	-	-	(550)
	(185)
Derivative financial assets
Cash inflows		827	274	85	6	-	-	1,192
Cash outflows		(788)	(251)	(77)	(6)	-	-	(1,122)
Forward foreign exchange contracts	53	39	23	8	-	-	-	70
Interest rate derivatives	21	3	5	5	4	3	16	36
Cross-currency interest rate swaps	-	502	-	-	-	-	-	502
	74
Total	(6,655)	(1,614)	(782)	(571)	(811)	(885)	(3,012)	(7,675)

Summary of trade receivables past due

	2022 GBPm	2023 GBPm	2024 GBPm
Up to one month	265	259	217
2 to 3 months	115	130	130
4 to 6 months	46	56	57
Greater than 6 months	23	35	24
Total past due	449	480	428

Summary of fair value hedges

FAIR VALUE HEDGE RELATIONSHIPS	31 December 2023 Principal amount GBPm	31 December 2024 Principal amount GBPm	Fixed rate	Floating rate
€500m bond and €500m interest rate swaps maturing 2024	(433)	-	1.0%	Euribor+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025	(524)	(535)	1.3%	USD SOFR+1.5%
$750m bond and $750m interest rate swaps maturing 2030	(588)	(599)	3.0%	USD SOFR+1.8%
€750m bond and €750m interest rate swaps maturing 2031	(650)	(620)	3.8%	Euribor+0.9%
$500m bond and $500m interest rate swaps maturing 2032	(392)	(399)	4.8%	USD SOFR+2.0%
	(2,587)	(2,153)

Summary of gains and losses on borrowings and related derivatives designated as fair value hedges

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2022 GBPm	Fair value movement gain/(loss) GBPm	Exchange gain/(loss) GBPm	31 December 2022 GBPm	Carrying values GBPm
USD debt	(1)	140	2	141	(1,630)
Related interest rate swaps	8	(149)	(2)	(143)	(143)
	7	(9)	-	(2)	(1,773)
EUR debt	(27)	96	1	70	(924)
Related interest rate swaps	27	(96)	(1)	(70)	(70)
	-	-	-	-	(994)
Total relating to USD and EUR debt	(28)	236	3	211	(2,554)
Total related interest rate swaps	35	(245)	(3)	(213)	(213)
Net gain on borrowings and related derivatives/total carrying value	7	(9)	-	(2)	(2,767)

17 Financial instruments (continued)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2023 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2023 GBPm	Carrying values GBPm
USD debt	141	(22)	(16)	(6)	97	(871)
Related interest rate swaps	(143)	21	16	6	(100)	(100)
	(2)	(1)	-	-	(3)	(971)
EUR debt	70	(61)	-	(2)	7	(1,600)
Related interest rate swaps	(70)	60	-	2	(8)	(8)
	-	(1)	-	-	(1)	(1,608)
Total relating to USD and EUR debt	211	(83)	(16)	(8)	104	(2,471)
Total related interest rate swaps	(213)	81	16	8	(108)	(108)
Net gain/(loss) on borrowings and related derivatives/total carrying value	(2)	(2)	-	-	(4)	(2,579)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2024 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2024 GBPm	Carrying values GBPm
USD debt	97	14	-	3	114	(875)
Related interest rate swaps	(100)	(16)	-	(3)	(119)	(119)
	(3)	(2)	-	-	(5)	(994)
EUR debt	7	12	-	1	20	(1,133)
Related interest rate swaps	(8)	(12)	-	(1)	(21)	(21)
	(1)	-	-	-	(1)	(1,154)
Total relating to USD and EUR debt	104	26	-	4	134	(2,008)
Total related interest rate swaps	(108)	(28)	-	(4)	(140)	(140)
Net loss on borrowings and related derivatives/total carrying value	(4)	(2)	-	-	(6)	(2,148)

Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments

	Interest rate hedge reserve GBPm	Cost of hedging reserve GBPm	Foreign currency hedge reserve GBPm	Total GBPm
Hedge reserve at 31 December 2022: losses deferred	(2)	(1)	(8)	(11)
Gains/(losses) arising in 2023	1	(3)	31	29
Amounts recognised in income statement	1	-	17	18
Hedge reserve at 31 December 2023: (losses)/gains deferred	-	(4)	40	36
(Losses)/gains arising in 2024	(5)	6	10	11
Amounts recognised in income statement	2	-	(22)	(20)
Hedge reserve at 31 December 2024: (losses)/gains deferred	(3)	2	28	27

Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future period

	Foreign currency hedge reserve GBPm	Principal amount of hedges GBPm	Carrying values GBPm
2025	17	465	25
2026	11	501	11
2027	-	268	-
2028	-	30	-
Total	28	1,264	36